Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryforward	$ 48,662	$ 35,491
Accruals, reserves, and other	4,422	11,559
Stock-based compensation	442	706
Research and development tax credit carryforward
Lease liability	126	464
Fixed assets	116	246
Intangible assets	3,475	3,104
Capitalized sec. 174 R&E	1,731	2,068
Credits	1,221
Uncertain tax positions	(1,221)
Total Deferred Tax Asset	58,974	53,638
Valuation allowance	(58,852)	(53,219)
Deferred income tax assets, net of Valuation Allowance	122	419
Deferred tax liabilities:
Right-of-Use Asset	(122)	(419)
Total Deferred Tax Liability	(122)	(419)
Net Deferred Tax Asset/(Liability)